VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: Managed Account Series
    Post-Effective Amendment No. 3 to the
    Registration Statement on Form N-1A (Securities
    Act File No.333-124463, Investment Company Act
    File No. 811-21763)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities
        Act of 1933, as amended (the "1933 Act"),
        Managed Account Series, hereby certifies that:

(1) the form of Prospectus and Statement of Additional
Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 3 to the Fund's Registration Statement on Form N-1A;and

(2) the text of Post-Effective Amendment No. 3 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on August 27, 2007.

Sincerely,

Managed Account Series



Alice A. Pellegrino
Secretary of Fund